Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,429,839)	$ (11,631,394)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation	71,213	22,332
Bad debt expense (recovery)	39,331	(59,752)
Stock-based compensation	333,422	2,480,970
Warrants issued for consulting services	186,867	828,690
Stock issued for consulting services	28,500	181,500
Loss (gain) on warrant valuation adjustment	(227,669)	(55,376)
Amortization of operating lease	(9,236)	0
Amortization of debt issuance costs	0	2,767,361
Amortization of debt discount	0	150,484
Waived proceeds from warrant exercise	36,000	0
Accrued interest	1,159,713	410,289
Interest payable, related parties	688,195	485,875
Changes in operating assets and liabilities
Accounts receivable - trade	(8,600)	(22,502)
Inventory	(185,135)	(123,118)
Prepaid expenses	(294)	(34,823)
Due from related parties	1,228	0
Other assets	(25,440)	(3,802)
Operating leases	44,622	0
Accounts payable	(138,730)	276,120
Accrued expenses	421,829	188,708
Accrued employee compensation	1,134,497	338,733
Contract liabilties	468,768	178,533
NET CASH USED BY OPERATING ACTIVITIES	(6,410,758)	(3,621,172)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(53,939)	(42,888)
NET CASH USED BY INVESTING ACTIVITIES	(53,939)	(42,888)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from PIPE offering	2,800,100	0
Advances from related parties	2,055,414	0
Proceeds from warrant exercise	1,758,142	40,728
Proceeds from short term note	1,215,000	1,637,497
Proceeds from line of credit, related party	90,000	624,000
Proceeds from convertible promissory notes, net	0	1,159,785
Proceeds from note payable, product	0	96,708
Payment on line of credit, related party	0	(144,500)
Payments on note payable, product	0	(96,708)
Payments of principal on finance leases	(58,687)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	7,859,969	3,317,510
EFFECT OF EXCHANGE RATES ON CASH	634	(19,085)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,395,906	(365,635)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	364,549	730,184
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,760,455	364,549
SUPPLEMENTAL INFORMATION
Cash paid for interest, related parties	0	151,227
NONCASH INVESTING ACTIVITIES
Other warrant exercise	1,791,315	0
Conversion of line of credit, related party to equity	680,000	0
Conversion of short term notes payable to equity	3,559,542	0
Conversion of convertible promissory notes to equity	2,933,313	0
Additions to right of use assets from new operating lease liabilities	476,029	0
Additions to right of use assets from new finance lease liabilities	451,561	0
Reclassification of warrant liability to equity	1,542,000	118,838
Advances payable converted to convertible promissory notes	0	310,000
Accounts payable converted to convertible promissory notes	36,500	120,000
Beneficial conversion feature on convertible debt	0	745,223
Warrants issued for debt	0	844,562
Conversion of 10% convertible promissory notes	$ 0	$ 934,696